Balances and Transactions with Related Parties - Summary of Compensation Received by Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Remuneration	$ 3,869	$ 3,495	$ 2,407
Short-term benefits for employees	88	148	106
Other long-term benefits - IAS	7	7
Total	$ 3,964	$ 3,650	$ 2,513